Related party disclosures	12 Months Ended
Dec. 31, 2022
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Related party disclosures
27. Related party disclosures
Compensation of key management personnel of the Company
The remuneration of key management personnel of the Company is set out below in aggregate:

	Year ended December 31,
	2022	2021	2020
	£’000s	£’000s	£’000s
Short-term benefits	3,699	4,018	4,479
Post-employment benefits	158	173	144
Share-based payment charge	3,043	2,559	875

Total	6,900	6,750	5,498

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting period related to key management personnel. In 2022, key management personnel of the Company consisted of the executive director (the Chief Executive Officer), non-executive
directors, and other members of senior executive management (the Chief Financial Officer, the General Counsel, the Chief Portfolio Management and Pipeline Strategy, Chief Business Officer, Chief Scientific Officer, the Chief Patient Access and Commercial Planning, the Senior Vice President Clinical Development, and Senior Vice President and Therapeutic Head).
Employee Benefit Trust
In 2016 the Company set up an Employee Benefit Trust (“EBT”). The EBT holds ADS’s to satisfy the exercise of options under the Company’s share-based incentive schemes
(see
Note 26
).
No funding was loaned to the EBT by the Company during the year ended December 31, 2022 or 2021.
During the years ended December
 31, 2022 and 2021, no ordinary shares were purchased by the EBT. A total of 15,645 ADSs held by the EBT were used in the year-ended December 31, 2022 to satisfy the exercise of options under the Company’s share-based
incentive
schemes (2021: 31,205).
As of December 31, 2022, the EBT holds 200,606 ADSs (2021: 216,251) along with £17,741 in cash (2021: £17,866).